Fair Value - Gross Transfers Into (Out Of) Level 3 (Details) - Recurring - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net transfers into (out of) Level 3	$ (29)	$ 15
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross transfers into Level 3	0	15
Gross transfers out of Level 3	(29)	0
Net transfers into (out of) Level 3	$ (29)	$ 15